Segment reporting (Tables)	12 Months Ended
Sep. 30, 2022
Segment reporting
Summary of revenue from major product categories

	For the fiscal years ended September 30,
	2022	2021	2020
Activated carbon	$39,925,693	$19,573,266	$12,099,457
Biomass electricity	150,716	143,240	255,678
Technical service	129,177	130,415	121,179
Total	$40,205,586	$19,846,921	$12,476,314